Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Initial Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date
Following is a summary of the fair values of the assets acquired and liabilities assumed at the acquisition date:

Trade accounts receivable	$61,969
Inventories	38,036
Prepaid expenses	1,136
Property, plant and equipment	92,748
Goodwill	269,953
Other intangible assets	187,830
Payables to suppliers	(31,154)
Accrued expenses and other	(41,506)
Total debt	(3,966)
Deferred income taxes, net	(14,695)
Other long-term liabilities	(9,848)
Total net assets	$550,503